SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Assets, Contract Liabilities and Refund liability (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)		Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Amortization		¥ 107,300		¥ 84,500
Contract assets
Contract assets						¥ 3,914,312	¥ 4,901,312
Allowance		(1,515,627)		(992,049)		(1,515,627)	(992,049)
Contract assets, net	$ 344,550					¥ 2,398,685	¥ 3,909,263	[1]
Movement of allowance for contract assets
Balance at beginning of the year		992,049		847,286
Allowance for contract assets and receivables		1,623,022		992,592
Write-off		(1,099,444)		(847,829)
Balance at end of the year		1,515,627		992,049
Deferred revenue
Revenue recognized that was included in opening deferred revenue		391,200		481,700
Movement of the balances of refund liability
Beginning balance		2,145,748	[1]	2,673,266
Addition		709,401		866,518
Payouts during the year		(1,053,614)		(1,394,036)
Ending balance	$ 258,774	¥ 1,801,535		¥ 2,145,748	[1]

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.